SHARE- BASED COMPENSATION (Schedule of Assumptions Used to Value Options) (Details) - Shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%	0.00%
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	48.00%	43.00%	34.00%
Risk-free interest rate (%)	1.50%	0.90%	0.20%
Suboptimal factor	1.8	1.8	1.8
Post-vesting forfeiture rate (%)	5.00%	5.00%	5.00%
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	50.00%	47.00%	41.00%
Risk-free interest rate (%)	3.50%	1.90%	0.90%
Suboptimal factor	2	2	2
Post-vesting forfeiture rate (%)	20.00%	10.00%	10.00%
Subsidiaries’ options granted to employees, directors and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield (%)	0.00%	0.00%
Subsidiaries’ options granted to employees, directors and consultants [Member] | Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	65.00%	65.00%
Risk-free interest rate (%)	0.44%	0.11%
Suboptimal factor	1.8	1.2
Post-vesting forfeiture rate (%)	5.00%	5.00%
Subsidiaries’ options granted to employees, directors and consultants [Member] | Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility of the share prices (%)	90.00%	96.00%
Risk-free interest rate (%)	4.75%	1.56%
Suboptimal factor	2	2.5
Post-vesting forfeiture rate (%)	10.00%	10.00%